Significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2023
Significant Accounting Policies [Abstract]
Summary of estimated useful life of property and equipment
Depreciation is calculated on a straight-line basis for all classes of property and equipment over their useful life as outlined below:

Leasehold improvements, tradeshow equipment, software and books	5 years
Office furniture and computer equipment	3 - 5 years
Stockroom and production equipment	3 - 7 years

Summary of estimated useful life of intangible assets	Following
initial recognition, such intangible assets are carried at cost less any accumulated amortization on a straight-line basis over the following periods:

Purchased technology	6 - 10 years
Customer relationships	3 - 10 years
Brand	6 - 10 years
Other purchased intangibles	3 - 10 years